Customer deposits - Schedule of customer deposits by type (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of customer deposits [line items]
Non-interest bearing	€ 26,561	€ 29,497
Interest bearing	614,238	587,902
Customer deposits	640,799	617,400
Netherlands
Disclosure of customer deposits [line items]
Non-interest bearing	2,332	1,861
Interest bearing	231,914	214,228
Customer deposits	234,246	216,090
Rest of the world
Disclosure of customer deposits [line items]
Non-interest bearing	24,229	27,636
Interest bearing	382,324	373,674
Customer deposits	€ 406,552	€ 401,310